Credit Risk - Disclosure of Geographic Distribution of Mortgage Assets Stock (Details) - Credit risk - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 174,712	£ 166,730
New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	32,013	24,953
London | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	44,600	41,800
London | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	8,300	6,100
Midlands and East Anglia | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	23,800	22,500
Midlands and East Anglia | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	4,700	3,700
North | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	23,100	22,600
North | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	3,800	3,300
Northern Ireland | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	3,000	3,100
Northern Ireland | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	300	200
Scotland | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	6,600	6,700
Scotland | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	1,000	800
South East excluding London | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	55,500	52,500
South East excluding London | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	10,500	8,300
South West, Wales and other | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	18,100	17,500
South West, Wales and other | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 3,400	£ 2,600